Summary of Significant Accounting Policies (Details) - Schedule of property and equipment under capital leases, generally based on the following useful lives	Mar. 31, 2023	Dec. 31, 2022
Buildings and leasehold improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment under capital leases, generally based on the following useful lives [Line Items]
Estimated Life	5 years	5 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment under capital leases, generally based on the following useful lives [Line Items]
Estimated Life	50 years	50 years
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment under capital leases, generally based on the following useful lives [Line Items]
Estimated Life	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment under capital leases, generally based on the following useful lives [Line Items]
Estimated Life	10 years	10 years
Office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment under capital leases, generally based on the following useful lives [Line Items]
Estimated Life	3 years	3 years
Office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment under capital leases, generally based on the following useful lives [Line Items]
Estimated Life	6 years	6 years